Regulatory Capital Requirements (Details) - Tradeweb Markets LLC - Reportable Legal Entities - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Successor | TWL
Regulatory Capital Requirements
Regulatory Capital	$ 18,986
Regulatory Capital Requirement	2,698
Excess Regulatory Capital	16,288
Successor | DW
Regulatory Capital Requirements
Regulatory Capital	41,164
Regulatory Capital Requirement	1,803
Excess Regulatory Capital	39,361
Successor | TWD
Regulatory Capital Requirements
Regulatory Capital	24,042
Regulatory Capital Requirement	599
Excess Regulatory Capital	23,443
Successor | TEL
Regulatory Capital Requirements
Regulatory Capital	46,157
Regulatory Capital Requirement	17,493
Excess Regulatory Capital	28,664
Successor | TWJ
Regulatory Capital Requirements
Regulatory Capital	10,592
Regulatory Capital Requirement	3,413
Excess Regulatory Capital	7,179
Successor | TW SEF
Regulatory Capital Requirements
Financial Resources	31,232
Required Financial Resources	10,500
Excess Financial Resources	20,732
Liquid Financial Assets	16,662
Required Liquid Financial Assets	5,250
Excess Liquid Financial Assets	11,412
Successor | DW SEF
Regulatory Capital Requirements
Financial Resources	17,837
Required Financial Resources	5,169
Excess Financial Resources	12,668
Liquid Financial Assets	11,888
Required Liquid Financial Assets	2,585
Excess Liquid Financial Assets	$ 9,303
Predecessor | TWL
Regulatory Capital Requirements
Regulatory Capital		$ 22,551
Regulatory Capital Requirement		1,589
Excess Regulatory Capital		20,962
Predecessor | DW
Regulatory Capital Requirements
Regulatory Capital		35,546
Regulatory Capital Requirement		1,612
Excess Regulatory Capital		33,934
Predecessor | TWD
Regulatory Capital Requirements
Regulatory Capital		16,965
Regulatory Capital Requirement		378
Excess Regulatory Capital		16,587
Predecessor | TEL
Regulatory Capital Requirements
Regulatory Capital		31,509
Regulatory Capital Requirement		18,034
Excess Regulatory Capital		13,475
Predecessor | TWJ
Regulatory Capital Requirements
Regulatory Capital		5,326
Regulatory Capital Requirement		961
Excess Regulatory Capital		4,365
Predecessor | TW SEF
Regulatory Capital Requirements
Financial Resources		23,349
Required Financial Resources		10,500
Excess Financial Resources		12,849
Liquid Financial Assets		14,084
Required Liquid Financial Assets		5,250
Excess Liquid Financial Assets		8,834
Predecessor | DW SEF
Regulatory Capital Requirements
Financial Resources		20,069
Required Financial Resources		5,875
Excess Financial Resources		14,194
Liquid Financial Assets		13,865
Required Liquid Financial Assets		2,893
Excess Liquid Financial Assets		$ 10,972